Convertible Loan Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2024	Nov. 08, 2023	Jul. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2020
Debt Instrument [Line Items]
Loan amount				$ 11,750	$ 13,646
Issuance of warrant purchase (in Shares)				682,282
Convertible debt		$ 25,000
Loan agreement amount		60,000
Warrant [Member]
Debt Instrument [Line Items]
Conversion of shares (in Shares)				57,678
Issuance of warrant purchase (in Shares)				137,040
Convertible Loan Agreements [Member]
Debt Instrument [Line Items]
Convertible debt						$ 39,000
Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Issuance of warrant purchase (in Shares)				137,040
Debt instrument issued principal		$ 35,000
Convertible Debt [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of warrant purchase (in Shares)						1,964,989	8,087
Exercise price per share (in Dollars per share)						$ 12.75
Convertible Debt [Member] | Convertible Loan Agreements [Member]
Debt Instrument [Line Items]
Loan amount			$ 2,350
Subsequent Event [Member] | Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Loan agreement amount	$ 38,600
Debt instrument issued principal	25,000
Interest amount	1,100
Subsequent Event [Member] | Line of Credit [Member] | Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Loan amount	$ 12,500
IPO [Member]
Debt Instrument [Line Items]
Price per share (in Dollars per share)				$ 17
IPO [Member] | Convertible Debt [Member] | Convertible Loan Agreements [Member]
Debt Instrument [Line Items]
Conversion of shares (in Shares)						3,769,855	322,476
Price per share (in Dollars per share)						$ 17	$ 17